Remeasurement items affecting operating profit - Cash Generating Units (Details) R in Millions, $ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2019 CAD ($) R / $ $ / kJ	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2015 CAD ($)	Jun. 30, 2015 ZAR (R)	Jun. 30, 2014 CAD ($)	Jun. 30, 2014 ZAR (R)	Jun. 30, 2019 USD ($) R / $ $ / kJ	Jun. 30, 2019 ZAR (R) R / $ $ / kJ
Impairment
Impairment loss (reversal of impairment loss)						R 17,502
Impairment loss						18,451			R 9,115		R 2,477
Reversal of impairment loss						949			354		R 1,136
Tetramerization value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						7,403
Impairment loss					$ 526.0	7,400
Project cost overrun that would impact recoverable amount | $					200.0
Change in gas prices (as a percent)				5.00%															5.00%	5.00%
Change in recoverable amount due to change in gas prices																			$ 6.0	R 85
Decrease in recoverable amount due to increase in project costs																			$ 5.0	R 70
Ethylene Oxide / Ethylene Glycol value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						5,460
Impairment loss					388.0	5,500
Project cost overrun that would impact recoverable amount | $					200.0
Change in gas prices (as a percent)				5.00%															5.00%	5.00%
Change in recoverable amount due to change in gas prices																			$ 55.0	R 774
Decrease in recoverable amount due to increase in project costs																			$ 30.0	422
Ammonia value chain
Impairment
Impairment loss (reversal of impairment loss)						3,347
Impairment loss						3,300
Change in recoverable amount due to change in gas prices																				R (230)
Increase in ammonia prices (as a percent)				5.00%															5.00%	5.00%
Increase in recoverable amount due to increase in ammonia prices																				R 1,138
Increase in gas prices (per unit) | $ / kJ				0.000001															0.000001	0.000001
Canadian shale gas asset
Impairment
Impairment loss (reversal of impairment loss)						1,947
Impairment loss				$ 181		1,900	$ 281		2,800			$ 880		R 9,900	$ 133	R 1,300	$ 540	R 5,300
Assets				$ 2																R 22,000
Chlor Vinyls value chain
Impairment
Impairment loss (reversal of impairment loss)						(949)
Impairment loss									5,200
Reversal of impairment loss	R 949
Decrease in exchange rate | R / $				0.50															0.50	0.50
Increase in recoverable amount of CGU due to change in exchange rate																				R 872
High Purity Alumina assets
Impairment
Impairment loss (reversal of impairment loss)						205
Sasol Wilmar Alcohol Industries
Impairment
Impairment loss (reversal of impairment loss)						83
Other cash-generating units
Impairment
Impairment loss (reversal of impairment loss)						6
Sasol Petroleum Mozambique - PSA
Impairment
Impairment loss								$ 94.0	R 1,100
Discount rate - risk adjusted							13.23%	13.23%	13.23%	12.16%	12.16%
Increase in capital costs (as a percent)				20.00%															20.00%	20.00%
Decrease in recoverable amount due to increase in capital costs																			$ 84.0	R 1,183
Change in gas prices (as a percent)				10.00%															10.00%	10.00%
Increase in discount rate (as a percentage)				0.50%															0.50%	0.50%
Sasol Petroleum Mozambique - PSA | Minimum
Impairment
Change in recoverable amount due to change in gas prices																			$ 10.0	R 141
Decrease in recoverable amount due to change in discount rate																			27.0	380
Sasol Petroleum Mozambique - PSA | Maximum
Impairment
Change in recoverable amount due to change in gas prices																			37.0	521
Decrease in recoverable amount due to change in discount rate																			$ 29.0	R 408
US Gas-To-Liquids (GTL)
Impairment
Impairment loss										$ 130.0	R 1,700
Costs scrapped		$ 83.0	R 1,100
Lake Charles Chemicals Project
Impairment
Impairment loss													$ 65.0	956
Reversal of impairment loss										$ 65.0	R 849
Costs scrapped					$ 48.0	682
Project cost overrun that would impact recoverable amount | $													2,000.0
Previous estimated useful life (in years)										25 years	25 years
Estimated useful life (in years)										50 years	50 years
US phenolics
Impairment
Impairment loss										$ 38.4	R 527		$ 11.2	R 165
Property, plant and equipment
Impairment
Impairment loss (reversal of impairment loss)						13,511
Impairment loss						14,161			R 7,623		415
Reversal of impairment loss						650					272
Property, plant and equipment | Tetramerization value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						3,929
Property, plant and equipment | Ethylene Oxide / Ethylene Glycol value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						4,662
Property, plant and equipment | Ammonia value chain
Impairment
Impairment loss (reversal of impairment loss)						3,347
Property, plant and equipment | Canadian shale gas asset
Impairment
Impairment loss (reversal of impairment loss)						1,947
Property, plant and equipment | Chlor Vinyls value chain
Impairment
Impairment loss (reversal of impairment loss)						(650)
Property, plant and equipment | High Purity Alumina assets
Impairment
Impairment loss (reversal of impairment loss)						205
Property, plant and equipment | Sasol Wilmar Alcohol Industries
Impairment
Impairment loss (reversal of impairment loss)						65
Property, plant and equipment | Other cash-generating units
Impairment
Impairment loss (reversal of impairment loss)						6
Assets under construction
Impairment
Impairment loss (reversal of impairment loss)						3,973
Impairment loss						4,272			1,492		1,942
Reversal of impairment loss						299			14		849
Assets under construction | Tetramerization value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						3,474
Assets under construction | Ethylene Oxide / Ethylene Glycol value chain (LCCP)
Impairment
Impairment loss (reversal of impairment loss)						798
Assets under construction | Chlor Vinyls value chain
Impairment
Impairment loss (reversal of impairment loss)						(299)
Intangible assets and goodwill
Impairment
Impairment loss (reversal of impairment loss)						11
Impairment loss						11					R 120
Reversal of impairment loss									56
Intangible assets and goodwill | Sasol Wilmar Alcohol Industries
Impairment
Impairment loss (reversal of impairment loss)						11
Other assets
Impairment
Impairment loss (reversal of impairment loss)						7
Impairment loss						7
Reversal of impairment loss									R 15
Other assets | Sasol Wilmar Alcohol Industries
Impairment
Impairment loss (reversal of impairment loss)						R 7